SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Warrants outstanding, beginning balance	161,500	199,000	62,500
Weighted average exercise price, beginning balance	$ 1.09	$ 1.07	$ 1.00
Warrants, granted			150,000
Weighted average exercise price, granted			$ 1.10
Warrants issued, canceled		(12,500)
Weighted average exercise price, canceled	$ 1.00	$ 1.00
Warrants, exercised		(25,000)	(13,500)
Weighted average exercise price, exercised		$ 1.00	$ 1.00
Warrants outstanding, ending balance	150,000	161,500	199,000
Weighted average exercise price, ending balance	$ 1.10	$ 1.09	$ 1.07
Warrants, canceled	(11,500)	(12,500)